Unaudited Consolidated Statement of Changes in Stockholders' Equity (USD $)	Preferred Stock [Member] Series A Preferred Stock [Member] USD ($)	Preferred Stock [Member] Series B Preferred Stock [Member] USD ($)	Preferred Stock [Member] Series C Preferred Stock [Member] Hunter Disposal Acquisition [Member]	Preferred Stock [Member] Series C Preferred Stock [Member] Virco Acquisition [Member] USD ($)	Preferred Stock [Member] Series C Preferred Stock [Member] Blue Water Acquisition [Member]	Preferred Stock [Member] Series C Preferred Stock [Member] Joint Venture Agreement [Member]	Preferred Stock [Member] Series C Preferred Stock [Member] White Top Black Water Acquisition [Member] USD ($)	Preferred Stock [Member] Series C Preferred Stock [Member] USD ($)	Common Stock [Member] Hunter Disposal Acquisition [Member]	Common Stock [Member] Blue Water Acquisition [Member]	Common Stock [Member] Joint Venture Agreement [Member]	Common Stock [Member] White Top Black Water Acquisition [Member] USD ($)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] Hunter Disposal Acquisition [Member]	Additional Paid-in Capital [Member] Blue Water Acquisition [Member]	Additional Paid-in Capital [Member] Joint Venture Agreement [Member]	Additional Paid-in Capital [Member] White Top Black Water Acquisition [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Treasury Stock [Member] USD ($)	KSOP [Member] USD ($)	Hunter Disposal Acquisition [Member]	Virco Acquisition [Member] USD ($)	Blue Water Acquisition [Member]	Joint Venture Agreement [Member]	White Top Black Water Acquisition [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 2011	$ 7,934,055	$ 9,802,000											$ 26,178					$ 94,677,525	$ (105,187,531)	$ (208,983)	$ (225,913)						$ 6,817,331
Transfer accumulated preferred dividends to stated	690,945																										690,945
Convert Series A Preferred to Series C Preferred and gain on conversion	(8,625,000)							7,701,435											923,565								7,701,435
Share based payments													1,328					4,157,308		208,968							4,367,604
Issued shares of Series C Preferred Stock and common stock (in Shares)			2,200,000		500,000	400,000			1,847	248	242			3,303,786	512,855	465,302						5,505,633		1,013,103	865,544
Issued shares of common stock upon exercise of warrants													70					104,930									105,000
Dividends on preferred stock																			(1,926,723)								(1,926,723)
Issued shares of Series C Preferred Stock				1,970,209			787,200					590					954,655						1,970,209			1,742,445
Issued shares of Series C Preferred Stock and common stock for cash								13,657,774					167					283,840									13,941,781
Issued shares of Series C Preferred Stock upon redemption of Series B Debentures								5,609,349																			5,609,349
Convert Series B Preferred Stock to common stock		(9,802,000)											2,450					12,372,575	(2,573,025)
Net Loss																			(17,592,169)								(17,592,169)
Balance at Dec. 31, 2012								32,825,967					33,120					116,832,776	(126,355,883)	(15)							23,110,052
Balance at Jan. 01, 2012
Issued shares of Series C Preferred Stock and common stock (in Shares)													1,846,722
Balance at Dec. 31, 2012													33,120														23,110,052
Issued shares of Series C Preferred Stock and common stock for cash													340,000
Net Loss																											(7,461,107)
Balance at Mar. 31, 2013
Balance at Dec. 31, 2012								32,825,967					33,120					116,832,776	(126,355,883)	(15)	(225,913)						23,110,052
Dividends on preferred stock																			(4,587,285)								(4,587,285)
Net Proceeds from issuance of equity securities								7,561,739					372					860,414									8,422,525
Proceeds from exercise of equity securities													113					115,637									115,750
Share based compensation													117					1,141,950									1,142,067
Purchase of Treasury Stock																				(9,134)							(9,134)
Issued shares for KSOP													74					84,858									84,932
Allocation of unearned shares in KSOP																		(225,913)			225,913
Net Loss																			(9,922,500)								(9,922,500)
Balance at Dec. 31, 2013								40,387,706					33,796					118,809,722	(140,865,668)	(9,149)							18,356,407
Share based payments																		369,409									369,409
Warrants issued in connection with debt offering																		41,854									41,854
Dividends on preferred stock																			(1,249,999)								(1,249,999)
Net Loss																			(1,388,194)								(1,388,194)
Balance at Mar. 31, 2014								$ 40,387,706					$ 33,796					$ 119,220,985	$ (143,503,861)	$ (9,149)							$ 16,129,477